CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,926	$ 281	$ 518
Accounts receivable	1,620	882	1,677
Deferred subcontractor cost	1,005
Prepaids and other current assets	92	61	63
Total current assets	4,643	1,224	2,258
Investment in CPEC LLC	32	32	32
Total assets	4,675	1,256	2,290
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	2,023	2,272	2,144
Deferred revenue	1,046
Total current liabilities	3,069	2,272	2,144
Warrant liability		19,319	23,405
Total liabilities	3,069	21,591	25,549
Commitments and Contingencies
Stockholders' equity (deficit):
Series B nonredeemable convertible preferred stock, 1,600,000, 1,600,000 and 600,000 shares authorized as of March 31, 2013, September 30, 2012, and September 30, 2011 respectively; 526,080 and 526,080 shares issued and outstanding as of March 31, 2013, September 30, 2012 and September 30, 2011 respectively	5	5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 134,550,068, 62,731,963 and 60,470,718 shares issued and outstanding as of March 31, 2013, September 30, 2012 and September 30, 2011 respectively	1,346	627	605
Additional paid-in capital	182,724	159,747	158,543
Accumulated deficit	(182,469)	(180,714)	(182,412)
Total stockholders' equity (deficit)	1,606	(20,335)	(23,259)
Total liabilities and stockholders' equity (deficit)	$ 4,675	$ 1,256	$ 2,290